Initial Public Offering	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Class of Stock Disclosures [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On November 4, 2024, the Company sold 17,250,000 Public Units, which included the full exercise of the Over-Allotment Option in the amount of 2,250,000 Option Units, at a price of $10.00 per Public Unit. Each Public Unit consists of one Public Share and one-half of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustments (see Note 7).

NOTE 3. INITIAL PUBLIC OFFERING

On November 4, 2024, the Company sold 17,250,000 Public Units, which included the full exercise of Over-Allotment Option in the amount of 2,250,000 Option Units, at a price of $10.00 per Public Unit. Each Public Unit consists of one Public Share and one-half of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustments (see Note 7).